Securities - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 21,354	$ 19,064
Amortized cost	96,610	115,188
FVOCI Securities	113,209	93,702
Debt securities [member]
Disclosure of financial assets [line items]
Amortized cost	96,610	115,188
FVOCI Securities	113,209	93,702
Allowance for credit losses of amortized cost	4	3
Allowance for credit losses of FVOCI securities	6	4
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	7,818	6,850
Assets recognised	1,136	900
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 13,536	$ 12,214